Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jul. 16, 2012
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,327
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	2,585
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,446
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,727